UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 Commission File Number 0-11303 NOTIFICATION OF LATE FILING

(Check One):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form N-SAR

For Period Ended: December 31, 2002

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Items 8 and 15.

PART I — REGISTRANT INFORMATION

SYNBIOTICS CORPORATION

Full Name of Registrant

11011 Via Frontera

Address of Principal Executive Office (Street and Number)

San Diego, California 92127

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒*	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

*	See explanation in Part III below.

PART III — NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

On March 28, 2003, we were notified by PricewaterhouseCoopers LLP, our former independent accountants, that they would be unable to begin the procedures necessary for them to re-issue their audit opinion required by Item 8 of Form 10-K on our consolidated financial statements as of December 31, 2001 and 2000, and for each of the two years in the period ended December 31, 2001, and for them to issue a consent required by Item 15(c) of Form 10-K (i.e., Item 601(b)(23) of Regulation S-K), until April 7, 2003. They also stated that these procedures would take two weeks to complete, and provided an estimate of cost which we believe is unreasonable. We had requested the PricewaterhouseCoopers LLP begin these procedures over one month ago.

PricewaterhouseCoopers LLP, despite our request, has not provided us with a signed statement of reasons that we could attach as called for by Rule 12b-25(c).

It is our belief that we will be able, after subsequent discussions with PricewaterhouseCoopers LLP, to obtain the necessary items and file the completed Form 10-K by April 14, 2003, and at a reasonable cost.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Keith A. Butler (Name)	(858) (Area Code)	451-3771 (Telephone Number)

(2)	Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

SYNBIOTICS CORPORATION

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 1, 2003	/s/ Keith A. Butler
Keith A. Butler Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant of by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001)